Organization and Business Background (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 01, 2011	Sep. 25, 2013	Mar. 16, 2012	Nov. 30, 2011	Dec. 31, 2015	Dec. 31, 2014	Sep. 13, 2010	Aug. 06, 2010
Organization And Business Background [Line Items]
Entity Incorporation, Date Of Incorporation					Mar. 27, 2008
Common stock, par or stated value per share (in dollars per share)					$ 0.001	$ 0.001
Repurchase Program 2013 [Member]
Organization And Business Background [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount					$ 1,431,918
Merger Agreement [Member]
Organization And Business Background [Line Items]
Common Stock Shares Receivable Pursuant To Merger								16,948,053
Common stock, par or stated value per share (in dollars per share)								$ 0.001
Amended and Restated Merger Agreement [Member]
Organization And Business Background [Line Items]
Total Number Of Common Stock Shares Received Pursuant To Merger							16,778,571
Common Stock Shares Received On Closing Of Merger							7,054,583
Remaining Common Stock Issued							9,723,988
Remaining Common Stock Issued Year One							2,944,767
Remaining Common Stock Issued Year Two							3,389,610
Remaining Common Stock Issued Year Three							3,389,611
Conversion of Stock, Shares Converted				2,615,732
Average Conversion Of Stock Shares Converted Price Per Share				$ 10.30
Share repurchases (in shares)	1,570,000
Share redeemed and cancelled	$ 11,800,000
Stock Repurchase Price Per Share	$ 7.5
Amended and Restated Merger Agreement [Member] | Repurchase Program 2011 [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled				$ 5,000,000
Amended and Restated Merger Agreement [Member] | Repurchase Program 2013 [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled		$ 5,000,000
Escrow Agreement [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled (in shares)			806,293
Stock Repurchased and Retired Period Price Per Shares			$ 0.01